NOTES PAYABLE	12 Months Ended
Dec. 31, 2014
Notes Payable [Abstract]
NOTES PAYABLE
9.            NOTES PAYABLE

In 2014, Hainan Jinpan entered into material purchasing agreement with suppliers in China.  The notes were payable to the suppliers and were unsecured, short term and non-interest bearing. As of December 31, 2014 and 2013, the balance of the note payable was RMB 89.7 million (US$ 14.7 million) and RMB 64.0  million (US$ 10.5  million) respectively.